Condensed Consolidating Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 12, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 257,404		$ 141,159	$ 172,084	$ 126,956	$ 158,987	$ 101,844
Cash and cash equivalents of consolidated investment products	16,068		10,180		5,142
Accounts receivable	53,843		46,022		39,417
Accounts receivable of consolidated investment products	1		10,595		37
Investment securities of consolidated investment products	60,066		46,237		24,265
Other assets	103,579		33,367		29,034
Total assets	490,961		287,560		224,851
Payables of consolidated investment products	64		10,726
Securities sold, not yet purchased of consolidated investment products	32,652		19,586		6,276
Other liabilities	396,027		572,769		502,473
Total liabilities	428,743		603,081		508,749
Redeemable preferred units	0		357,194		357,194
Total stockholders' equity	50,091		0		0
Equity attributable to non-controlling interest-Artisa Partners Holdings	(31,291)		(709,414)		(664,259)
Non-controlling interest-Launch Equity	43,418		36,699		23,167
Total equity (deficit)	62,218	(332,297)	(672,715)		(641,092)	(736,578)	(757,156)
Total liabilities, redeemable preferred units and equity (deficit)	490,961		287,560		224,851
Eliminations
Cash and cash equivalents	0		0		0
Cash and cash equivalents of consolidated investment products	0		0		0
Accounts receivable	0		0		0
Accounts receivable of consolidated investment products	0		0		0
Investment securities of consolidated investment products	(1)		(1)		(1)
Other assets	0		0		0
Total assets	(1)		(1)		(1)
Payables of consolidated investment products	0		0
Securities sold, not yet purchased of consolidated investment products	0		0		0
Other liabilities	0		0		0
Total liabilities	0		0		0
Redeemable preferred units	0		0		0
Total stockholders' equity	0		0
Equity attributable to non-controlling interest-Artisa Partners Holdings	(1)		(1)		(1)
Non-controlling interest-Launch Equity	0		0		0
Total equity (deficit)	(1)		(1)		(1)
Total liabilities, redeemable preferred units and equity (deficit)	(1)		(1)		(1)
Before Consolidation
Cash and cash equivalents	257,404		141,159		126,956
Cash and cash equivalents of consolidated investment products	0		0		0
Accounts receivable	53,843		46,022		39,417
Accounts receivable of consolidated investment products	0		0		0
Investment securities of consolidated investment products	1		1		1
Other assets	103,579		33,367		29,034
Total assets	414,827		220,549		195,408
Payables of consolidated investment products	0		0
Securities sold, not yet purchased of consolidated investment products	0		0		0
Other liabilities	396,027		572,769		502,473
Total liabilities	396,027		572,769		502,473
Redeemable preferred units	0		357,194		357,194
Total stockholders' equity	50,091		0
Equity attributable to non-controlling interest-Artisa Partners Holdings	(31,291)		(709,414)		(664,259)
Non-controlling interest-Launch Equity	0		0		0
Total equity (deficit)	18,800		(709,414)		(664,259)
Total liabilities, redeemable preferred units and equity (deficit)	414,827		220,549		195,408
Launch Equity
Cash and cash equivalents	0		0		0
Cash and cash equivalents of consolidated investment products	16,068		10,180		5,142
Accounts receivable	0		0		0
Accounts receivable of consolidated investment products	1		10,595		37
Investment securities of consolidated investment products	60,066		46,237		24,265
Other assets	0		0		0
Total assets	76,135		67,012		29,444
Payables of consolidated investment products	64		10,726
Securities sold, not yet purchased of consolidated investment products	32,652		19,586		6,276
Other liabilities	0		0		0
Total liabilities	32,716		30,312		6,276
Redeemable preferred units	0		0		0
Total stockholders' equity	0		0
Equity attributable to non-controlling interest-Artisa Partners Holdings	1		1		1
Non-controlling interest-Launch Equity	43,418		36,699		23,167
Total equity (deficit)	43,419		36,700		23,168
Total liabilities, redeemable preferred units and equity (deficit)	$ 76,135		$ 67,012		$ 29,444